Short and long-term investments - Summary of Financial Investments Measured by Amortized Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Financial Investments Measured At Amortized Cost [Line Items]
Opening balance on January 1	$ 167,653
Closing balance on December 31	125,155	$ 167,653
Investments [Member]
Disclosure Of Detailed Information About Financial Investments Measured At Amortized Cost [Line Items]
Opening balance on January 1	88,081	10,119
Closing balance on December 31	42,579	88,081
Investments [Member] | Financial assets at amortised cost, class [member]
Disclosure Of Detailed Information About Financial Investments Measured At Amortized Cost [Line Items]
Additions	51,359	114,296
Redemption	(96,185)	(34,528)
Accrued interest	12,720	21,605
Fair value gains (losses)	(1,535)	0
Reclassification	(3,790)	0
Exchange differences	$ (8,071)	$ (23,411)